RELATED PARTIES BALANCES AND TRANSACTIONS - Due to related parties (Details) - Related party - USD ($)	Mar. 31, 2025	Sep. 30, 2024
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	$ 157,114	$ 228,951
Shanghai Longruan Electronics Group Co., Ltd
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	68,902	71,249
Jianbiao Dai
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	8,091	18,564
Shanghai Youfu Network Co., Ltd
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	55,121	114,138
Lang Wide Investment Inc
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	$ 25,000	$ 25,000